Debt (Details) - Schedule of debt outstanding - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Debt Outstanding [Abstract]
Convertible notes payable - related parties		$ 550,000
Debt issuance costs		(107,040)
Total convertible debt		442,960
Convertible note payable		575,000
Debt issuance costs		(464,620)
Total convertible debt		110,380
Promissory note payable		250,000
Debt issuance costs		(206,272)
Total convertible debt		43,728
Total debt, net		$ 597,068